Schedule of Investments (unaudited) January 31, 2020	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.9%
Expeditors International of Washington Inc.	280,039	$20,454,049
United Parcel Service Inc., Class B	20,751	2,148,143

		22,602,192

Automobiles — 0.4%
Tesla Inc.(a)(b)	7,023	4,568,953

Banks — 1.2%
Comerica Inc.	89,842	5,494,737
KeyCorp.	119,459	2,235,078
PNC Financial Services Group Inc. (The)	29,748	4,419,065
SVB Financial Group(a)	10,556	2,536,923

		14,685,803

Beverages — 2.7%
Coca-Cola Co. (The)	216,249	12,628,941
PepsiCo Inc.	141,135	20,043,993

		32,672,934

Biotechnology — 2.9%
AbbVie Inc.	48,853	3,958,070
Amgen Inc.	41,811	9,033,267
Biogen Inc.(a)	12,640	3,398,264
Gilead Sciences Inc.	138,077	8,726,466
Vertex Pharmaceuticals Inc.(a)	41,145	9,341,972

		34,458,039

Building Products — 1.8%
Johnson Controls International PLC	503,556	19,865,284
Owens Corning	27,779	1,680,352

		21,545,636

Capital Markets — 5.0%
Bank of New York Mellon Corp. (The)	108,282	4,848,868
BlackRock Inc.(c)	50,383	26,569,475
Franklin Resources Inc.	91,976	2,326,993
Northern Trust Corp.	204,897	20,040,975
State Street Corp.	79,070	5,980,064

		59,766,375

Chemicals — 4.9%
Axalta Coating Systems Ltd.(a)	77,685	2,238,105
Ecolab Inc.	245,491	48,143,240
International Flavors & Fragrances Inc.	45,715	5,993,694
Mosaic Co. (The)	105,060	2,084,390

		58,459,429

Communications Equipment — 1.3%
Cisco Systems Inc.	234,630	10,785,941
Motorola Solutions Inc.	29,041	5,140,257

		15,926,198

Consumer Finance — 1.4%
American Express Co.	132,716	17,235,827

Containers & Packaging — 0.2%
Amcor PLC(a)	232,295	2,460,004

Diversified Telecommunication Services — 0.5%
Verizon Communications Inc.	102,615	6,099,436

Electric Utilities — 2.1%
Eversource Energy	140,130	12,953,617
Xcel Energy Inc.	167,949	11,620,392

		24,574,009

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies Inc.(a)	29,872	$2,777,797
TE Connectivity Ltd.	46,777	4,311,904
Trimble Inc.(a)	53,465	2,273,332

		9,363,033

Energy Equipment & Services — 1.0%
Baker Hughes Co.	373,885	8,098,349
TechnipFMC PLC	220,875	3,646,646

		11,744,995

Entertainment — 0.6%
Walt Disney Co. (The)	53,822	7,444,121

Equity Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp.	7,894	1,829,356
Equinix Inc.	13,374	7,887,049
Iron Mountain Inc.	105,703	3,341,272
Liberty Property Trust	200,416	12,556,062
Prologis Inc.	178,756	16,602,857

		42,216,596

Food Products — 3.2%
Bunge Ltd.	190,435	9,984,507
Campbell Soup Co.	119,796	5,796,929
General Mills Inc.	168,451	8,796,511
Kellogg Co.	191,390	13,054,712

		37,632,659

Health Care Equipment & Supplies — 1.4%
Align Technology Inc.(a)	4,403	1,132,011
Dentsply Sirona Inc.	23,615	1,322,440
Edwards Lifesciences Corp.(a)	32,705	7,190,521
IDEXX Laboratories Inc.(a)	17,149	4,647,551
ResMed Inc.	14,668	2,331,772

		16,624,295

Health Care Providers & Services — 2.6%
Cardinal Health Inc.	156,830	8,031,264
HCA Healthcare Inc.	28,051	3,893,479
Henry Schein Inc.(a)	198,906	13,712,580
Quest Diagnostics Inc.	53,531	5,924,276

		31,561,599

Hotels, Restaurants & Leisure — 0.2%
Vail Resorts Inc.	7,711	1,808,307

Household Products — 3.3%
Clorox Co. (The)	65,989	10,380,730
Colgate-Palmolive Co.	61,349	4,526,329
Kimberly-Clark Corp.	42,787	6,128,810
Procter & Gamble Co. (The)	149,041	18,573,489

		39,609,358

Industrial Conglomerates — 2.0%
3M Co.	153,032	24,280,057

Insurance — 2.2%
Marsh & McLennan Companies Inc.	186,738	20,888,513
Travelers Companies Inc. (The)	37,320	4,912,058

		25,800,571

Interactive Media & Services — 5.8%
Alphabet Inc., Class A(a)	23,460	33,613,019
Alphabet Inc., Class C, NVS(a)	16,457	23,603,123
Facebook Inc., Class A(a)	61,277	12,372,439

		69,588,581

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 4.3%
Accenture PLC, Class A	184,566	$37,874,789
International Business Machines Corp.	81,655	11,736,273
PayPal Holdings Inc.(a)	18,310	2,085,326

		51,696,388

Leisure Products — 0.3%
Hasbro Inc.	36,354	3,703,382

Life Sciences Tools & Services — 3.2%
Agilent Technologies Inc.	229,770	18,969,811
Mettler-Toledo International Inc.(a)	11,735	8,885,508
Waters Corp.(a)	44,951	10,059,584

		37,914,903

Machinery — 3.8%
Caterpillar Inc.	57,678	7,576,005
Cummins Inc.	90,536	14,483,044
Ingersoll-Rand PLC	64,846	8,639,433
Xylem Inc./NY	182,900	14,935,614

		45,634,096

Media — 0.6%
Discovery Inc., Class C, NVS(a)	41,215	1,144,541
Liberty Global PLC, Class A(a)(b)	50,193	1,029,960
Liberty Global PLC, Class C, NVS(a)	179,543	3,497,498
Omnicom Group Inc.	14,914	1,123,173

		6,795,172

Multi-Utilities — 2.2%
CMS Energy Corp.	107,366	7,355,645
Consolidated Edison Inc.	30,564	2,873,016
Sempra Energy	103,338	16,600,216

		26,828,877

Multiline Retail — 0.1%
Nordstrom Inc.	41,021	1,512,034

Oil, Gas & Consumable Fuels — 1.7%
ConocoPhillips	189,414	11,256,874
Hess Corp.	115,365	6,526,198
ONEOK Inc.	41,553	3,111,073

		20,894,145

Pharmaceuticals — 1.9%
Merck & Co. Inc.	156,518	13,372,898
Zoetis Inc.	68,185	9,151,109

		22,524,007

Real Estate Management & Development — 1.2%
CBRE Group Inc., Class A(a)	227,186	13,869,705

Road & Rail — 0.6%
CSX Corp.	16,116	1,230,296
Kansas City Southern	17,515	2,954,605
Norfolk Southern Corp.	13,735	2,859,764

		7,044,665

Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials Inc.	136,418	7,910,880
Intel Corp.	209,076	13,366,229
NVIDIA Corp.	49,949	11,809,442
Texas Instruments Inc.	85,360	10,298,684

		43,385,235

Security	Shares	Value

Software — 10.7%
Adobe Inc.(a)	23,304	$8,182,967
Autodesk Inc.(a)	51,223	10,083,247
Cadence Design Systems Inc.(a)(b)	55,370	3,992,731
Intuit Inc.(b)	29,985	8,407,194
Microsoft Corp.	385,857	65,684,437
salesforce.com Inc.(a)	165,555	30,182,332
VMware Inc., Class A(a)	7,316	1,083,207

		127,616,115

Specialty Retail — 4.9%
Best Buy Co. Inc.	182,386	15,446,270
Gap Inc. (The)	115,979	2,019,195
Home Depot Inc. (The)	96,216	21,946,870
Tiffany & Co.	140,918	18,885,830

		58,298,165

Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	191,240	59,190,693
Hewlett Packard Enterprise Co.	661,887	9,220,086
HP Inc.	167,110	3,562,785

		71,973,564

Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands Inc.	79,178	1,089,489
NIKE Inc., Class B	106,479	10,253,928
PVH Corp.	49,826	4,343,332
VF Corp.	44,133	3,661,715

		19,348,464

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	5,938	1,797,254

Total Common Stocks — 99.8% (Cost: $963,462,596)		1,193,565,178

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	8,218,812	8,223,743
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	3,532,000	3,532,000

		11,755,743

Total Short-Term Investments — 1.0% (Cost: $11,755,106)		11,755,743

Total Investments in Securities — 100.8% (Cost: $975,217,702)		1,205,320,921

Other Assets, Less Liabilities — (0.8)%		(9,724,108)

Net Assets — 100.0%		$1,195,596,813

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI USA ESG Select ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,494,602	—		(4,275,790	)(b)	8,218,812	$8,223,743	$25,639	(c)	$1,013		$326
BlackRock Cash Funds: Treasury, SL Agency Shares	494,066	3,037,934	(b)	—		3,532,000	3,532,000	23,199		—		—
BlackRock Inc.	46,336	13,816		(9,769)		50,383	26,569,475	497,498		530,141		1,593,081

							$38,325,218	$546,336		$531,154		$1,593,407

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	11	03/20/20	$1,773	$(4,438)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,193,565,178	$—	$—	$1,193,565,178
Money Market Funds	11,755,743	—	—	11,755,743

	$1,205,320,921	$—	$—	$1,205,320,921

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,438)	$—	$—	$(4,438)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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